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Philadelphia, PA  19103-2799

215.981.4000

Fax 215.981.4750

(215) 981-4825

meredithj@pepperlaw.com

March 7, 2007

Via EDGAR

Filing Desk Attention: Mr. Jeremiah J. DeMichaelis Branch 18 U.S. Securities and Exchange Commission 450 Fifth Street, N.W. Washington, D.C. 20549

Re:	FundVantage Trust CIK # 0001388485

Mr. DeMichaelis:

On behalf of the Trust, transmitted herewith for filing is the initial registration statement on Form N-1A (the “Registration Statement”) under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) for FundVantage Trust (the “Trust”).  The Trust has established four separate series: MBIA High Yield Fund, MBIA Multi-Sector Inflation Protection Fund, MBIA Core Plus Fixed Income Fund and MBIA Municipal Inflation Protection Fund (the “Funds”).  Each of the Funds will offer two classes of shares: Institutional Class shares and Retail Class shares.  With respect to the Retail Class, each of the Funds has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act and upon commencement will charge a distribution fee of 25 basis points.

Pursuant to Rule 461(a) of the 1933 Act, we are requesting that the Commission grant the Trust accelerated effectiveness on the 30th day after the filing of the Form N-1A transmitted herewith.  Further, the Trust has agreed to and disclosed the undertaking required by Rule 484 of the 1933 Act.

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www.pepperlaw.com

Filing Desk

March 7, 2007

Please direct questions and comments relating to this filing to the undersigned at (215) 981-4825.

Very truly yours,
/s/ Jennifer S. Meredith
Jennifer S. Meredith

cc:

Robert Christian

Joel Weiss